F3 Financial assets, non-current (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Financial Assets, Non-current
Financial assets, non-current, 2019
	Other investments in shares and participations	Interest-bearing securities, non-current	Derivatives, non-current	Other ﬁnancial assets, non-current
Opening balance	1,515	23,982	—	6,559
Adjustment due to IFRS 16 1)	—	—	—	311
Opening balance adjusted	1,515	23,982		6,870
Additions	62	18,484	—	523
Disposals/repayments/deductions	—	(19,995)	—	(703)
Change in value in funded pension plans 2)	—	—	—	(133)
Revaluation	(149)	(33)	—	154
Reclassiﬁcation to current assets	—	(2,084)	—	(1,155)
Translation difference	4	—	—	58
Closing balance	1,432	20,354	—	5,614

1)   Relates to financial sublease receivable - for more information see note A3, “Changes in accounting policies.”.

2)   This amount includes asset ceiling. For further information, see note G1, “Post-employment benefits.”

Financial assets, non-current, 2018
	Other investments in shares and participations	Interest-bearing securities, non-current	Derivatives, non-current	Other ﬁnancial assets, non-current
Opening balance	1,279	25,105	86	5,811
Additions	398	50,190	—	632
Disposals/repayments/deductions	(92)	(51,353)	(86)	(210)
Change in value in funded pension plans 1)	—	—	—	492
Revaluation	(72)	40	—	(3)
Reclassiﬁcation	—	—	—	(213)
Translation difference	2	—	—	50
Closing balance	1,515	23,982	—	6,559

1)   This amount includes asset ceiling. For further information, see note G1, “Post-employment benefits.”